Acquisitions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	0 Months Ended
	Aug. 15, 2013 Objet Ltd [Member]	Aug. 15, 2013 MakerBot [Member] First Earn-out Payment [Member]	Dec. 31, 2013 MakerBot [Member] First Earn-out Payment [Member] Maximum [Member]	Oct. 31, 2013 Stratasys Japan Co. Ltd [Member]	Jul. 14, 2014 Solid Concepts Inc. [Member]	Jul. 14, 2014 Solid Concepts Inc. [Member] Retention-related and other payments [Member]	Aug. 01, 2014 Harvest Technologies Inc. [Member]
Cash paid					$ 29,000	$ 15,000
Consideration issued for acquisition	493,700			2,000	190,000
Share price	$ 97.46
Ownership percentage				51.00%	100.00%		100.00%
Fair value of stock options					103,000
Earn-out obligation	28,300	10,800
Earn-out obligation amount			10,800
Earn out obligation shares			800
Deferred payments					4,000
Potential retention related payments					72,000
Remaining amount for three annual installments					$ 54,000	$ 57,000